UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
          Report for the Calendar Year or Quarter Ended: June 30, 2004
              Check here if Amendment |X|; Amendment Number: 2
             This Amendment (Check only one.): |_| is a restatement.
                         |X| adds new holdings entries.

              Institutional Investment Manager Filing this Report:
              Name: Nierenberg Investment Management Company, Inc.
                          Address: 19605 NE 8th Street
                                 Camas, WA 98607
                        13F File Number: (Initial filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David N. Nierenberg
Title:  President
Phone:  360-604-8600

Signature, Place, and Date of Signing:

     /s/ DAVID N. NIERENBERG                     July 15, 2004
     -----------------------------         -------------------------
         David N. Nierenberg                     Camas, WA

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          -0-

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $195,256
                                            (thousands)

List of Other Included Managers:            None

Form 13F Information Table

                                      TITLE OF              VALUE     SHARES/   SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER                     CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED   NONE
-----------------------               --------  ---------  --------  ---------  ---  ----  -------  --------  ------ -------- ------

Advanced Digital Information Corp.     Common   007525108    8,852     912,545
Amedisys, Inc.                         Common   023436108    6,819     206,380
AmNet Mortgage, Inc.                   Common   02926T103   14,123   1,371,200
Bombay Co. Inc.                        Common   097924104   12,620   2,567,100
Mexican Restaurants, Inc.              Common   14712P104    6,547     962,800
Brooks Automation, Inc.                Common   114340102   23,958   1,189,000
Credence Systems Corp.                 Common   225302108   23,617   1,711,400
Denbury Resources, Inc.                Common   247916208   17,962     857,369
Genesis Energy, LP                     Common   371927104        6         500
Leucadia National Corp.                Common   726540503      298       6,000
MCI Inc.                               Common   552691107      303      21,000
MedCath Corp.                          Common   58404W109   24,224   1,211,789
Metallic Ventures Gold, Inc.           Common   591253109   18,750   4,999,250
WTS Metallic Ventures Gold             Common   591253109      162     371,700
Natus Medical, Inc.                    Common   639050103    8,444   1,323,490
Pediatric Services of America, Inc.    Common   705323103    9,942     783,430
The St.Paul Travelers Companies, Inc.  Common   23427N104      284       7,000
Superior Energy Services, Inc.         Common   868157108   18,430   1,833,800
Washington Mutual Inc.                 Common   939322103      193       5,000

Item 6 Nierenberg Investment Management Company, Inc. has sole investment discretion.

Item 7  Not applicable

Item 8 Nierenberg Investment Management Company, Inc. has sole voting authority.